Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets Liability [Line Items]
Alternative minimum tax and other credit carryforwards	$ 112.3	$ 111.7
Accrued and unfunded compensation and employee benefits	107.1	88.0
Compensation expense related to stock options	15.7	22.3
Investments	16.3	9.1
Accrued liabilities	27.3	29.6
Accrued pension liability	27.3	35.0
Net operating loss carryforwards	11.3	8.6
Depreciable fixed assets	0.7
Other	9.6	10.1
Total deferred tax assets	327.6	314.4
Valuation allowance for deferred tax assets	(7.4)	(7.7)
Deferred tax assets	320.2	306.7
Nondeductible amortizable intangible assets	139.2	87.4
Depreciable fixed assets		12.3
Other prepaid items	5.2	2.3
Investment-related partnerships	17.5	8.7
Prepaid pension cost		2.4
Accrued liabilities	2.0	2.0
Total deferred tax liabilities	163.9	115.1
Net deferred tax assets	$ 156.3	$ 191.6